Other Operating Income (Expenses), Net - Summary of Other Operating Income (Expenses), Net (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of other operating income expense [Line Items]
Gain on disposal of property, plant and equipment, net	$ 132,777	$ 4,480	$ 2,575	$ 1,562
Impairment on property, plant and equipment	(956)	(32)
Gain on disposal of scrapped materials	27,940	943	30,476	31,870
Gain on disposal of items purchased on behalf of others	26,417	891	48,812	22,893
Royalty income	11,998	405
Insurance compensation income	486,858	16,426	7,033
Others	7,800	262	9,608	50,186
Other operating income (expenses), net	692,834	23,375	90,306	105,051
Continuing operations [member]
Disclosure of other operating income expense [Line Items]
Impairment on property, plant and equipment	$ (956)	$ (32)	$ (8,198)	$ (1,460)